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Securities and Exchange Commission 100 F Street, NE

Washington, D.C. 20549

Re:	Shelton Funds

File Nos. 033-00499 and 811-04417

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, these materials provide, in interactive data format using the eXtensible Business Reporting Language (XBRL), information related to the Shelton Funds prospectus for the Funds dated January 1, 2019.

Sincerely,

/s/ Gregory T. Pusch
Gregory T. Pusch
CCO and General Counsel